Cash and cash equivalents and short term investments - Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Short-term investments	€ 256	€ 58
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Short-term investments	€ 49	€ 44